Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Aug. 26, 2021	Feb. 16, 2021	Aug. 31, 2021	Jun. 30, 2018	Sep. 30, 2016	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Common stock issued (in shares)						103,003,646	5,822,396
Payments made						$ 176	$ 620
Fresenius Medical Care
Related Party Transaction [Line Items]
Financing transaction				$ 150,000
Conversion of stock (in shares)	15,812,735
Proceeds from PIPE			$ 25,000
Common stock issued (in shares)			2,500,000
Distribution agreement, termination period		12 years
Dr. Niklason
Related Party Transaction [Line Items]
Aggregate amount					$ 2,500
Payments made							$ 500